Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger (Details Textual 1) CAD / shares in Units, $ / shares in Units, CAD in Millions		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($) shares	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Apr. 28, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 05, 2017 USD ($)	Apr. 28, 2016 CAD CAD / shares
Business Acquisition [Line Items]
Amortization expense of intangible assets												$ 1,708,771	$ 664,707
Contingent consideration accretion expenses													620,325
Stock issued for first earn-out payment to nuelle shareholders										$ 250,000
Gross proceeds from the sales	$ 11,800,000
Revenue earn out payment		$ 238,000
Third Upfront [Member]
Business Acquisition [Line Items]
Final upfront payment					$ 4,000,000
Natesto [Member]
Business Acquisition [Line Items]
Stock issued aggregate shares | shares							12,245,411
Net identifiable asset acquired								$ 10,500,000		10,500,000		10,500,000
Upfront amount						$ 2,000,000				2,000,000
Contingent consideration valued										6,000,000		5,700,000	3,200,000
Purchase of common stock value							$ 2,000,000								CAD 2.5
Purchase price per share | (per share)							$ 0.16								CAD 0.207
Amortization expense of intangible assets								330,000	$ 330,000	659,000	$ 659,000	0	1,300,000
Contingent consideration accretion expenses								169,000	58,000	$ 330,000	104,000	$ 0	228,000
Maximum aggregate amount payable milestone payments, description										One-time, non-refundable milestone payments to Acerus within 45 days of the occurrence of the below events. The maximum aggregate amount payable under such milestone payments is $37.5 million.
One-time, non-refundable payments to Acerus within 45 days of the occurrence of the following event (provided that, the maximum aggregate amount payable under such milestone payments will be $37.5 million.

Natesto [Member] | License and Supply Agreement [Member]
Business Acquisition [Line Items]
Unrealized gain/loss on investment										$ 1,000,000		$ 1,000,000
Total of cost of sale										92,000		92,000
Gross proceeds from the sales										1,100,000		1,100,000
Available-for-sale securities, gross unrealized loss												62,000	972,000
Natesto [Member] | License and Supply Agreement [Member] | First Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments							$ 2,500,000
Sales revenue target							25,000,000
Natesto [Member] | License and Supply Agreement [Member] | Second Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments							5,000,000
Sales revenue target							50,000,000
Natesto [Member] | License and Supply Agreement [Member] | Third Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments							7,500,000
Sales revenue target							75,000,000
Natesto [Member] | License and Supply Agreement [Member] | Forth Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments							10,000,000
Sales revenue target							100,000,000
Natesto [Member] | License and Supply Agreement [Member] | Fifth Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments							12,500,000
Sales revenue target							$ 125,000,000
Nuelle [Member]
Business Acquisition [Line Items]
Stock issued aggregate shares | shares				125,000
Net identifiable asset acquired														$ 3,839,000
Contingent consideration valued				$ 1,900,000
Maximum aggregate payout for sale				$ 6,900,000
Amortization expense of intangible assets								36,000	0	74,000	0	22,000	0
Contingent consideration accretion expenses								$ 21,000	$ 0	$ 41,000	$ 0	12,000	$ 0
Maximum aggregate amount payable milestone payments, description										One-time payments to the Nuelle stockholders within 90 days of the occurrence of the following events (provided that, the maximum aggregate amount payable under such milestone payments will be $24.0 million).
Subsidiaries payment, description				The first $1.0 million of earn-out payments will be paid in shares of our common stock and all other earn-out payments will be comprised of 60% cash and 40% shares of our common stock.
Merger subsidiaries, description				In the event that we do not make all of the required earn-out payments to the Nuelle stockholders before May 3, 2022, and we also complete a divestiture before May 3, 2022 of any of the products acquired in the transaction, we agreed to pay the Nuelle stockholders a combination of (i) cash in an amount equal to 10% of the value of all cash, securities and other property paid to us in the divestiture (cash is to be 60% of the total consideration), and (ii) shares of our common stock equal to the Nuelle stockholders' portion of the divestiture payment divided by the average closing price of our common stock for the 10 trading days prior to the earlier of the closing date of the divestiture or the public disclosure of the divestiture (shares of common stock are to be 40% of the total consideration).
One-time, non-refundable payments				$ 10,000,000
Sales revenue target				100,000,000
Liabilities assumed										$ 47,000
Stock issued for first earn-out payment to nuelle shareholders			$ 12,000
Intangible assets, trade names														$ 1,540,000
Milestone payments potential aggregate value				$ 24,000,000
Nuelle [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets amortized period				9 years
Nuelle [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets amortized period				12 years
Nuelle [Member] | Developed technology [Member]
Business Acquisition [Line Items]
Intangible assets, trade names				$ 1,300,000
Nuelle [Member] | Trade names [Member]
Business Acquisition [Line Items]
Intangible assets, trade names				160,000
Nuelle [Member] | Customer contracts [Member]
Business Acquisition [Line Items]
Intangible assets, trade names				80,000
Nuelle [Member] | First Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments				1,000,000
Sales revenue target				10,000,000
Nuelle [Member] | Second Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments				1,800,000
Sales revenue target				17,500,000
Nuelle [Member] | Third Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments				2,500,000
Sales revenue target				25,000,000
Nuelle [Member] | Forth Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments				3,800,000
Sales revenue target				37,500,000
Nuelle [Member] | Fifth Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments				5,000,000
Sales revenue target				$ 50,000,000
Nuelle [Member] | Sixth Milestone [Member]
Business Acquisition [Line Items]
One-time, non-refundable payments												10,000,000
Sales revenue target												$ 100,000,000
Aytu [Member]
Business Acquisition [Line Items]
Revenue earn out payment										$ 238,000